Deferred Tax Assets and Liabilities - Narrative (Details) - Deferred tax liabilities - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Effect of translation	$ 13	$ 3
Temporary Difference, Net Investment
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Effect of translation	$ 491	$ 2,217